LEASES - Supplement balance sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Operating lease ROU assets	$ 343,139	$ 280,420
Land use rights, net	98,152	98,128
Total operating lease ROU assets	441,291	378,548
Finance lease ROU assets	$ 159,192	$ 178,151
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net.	Property, Plant and Equipment, Net.
Liabilities:
Operating lease liabilities, current	$ 26,783	$ 21,327
Operating lease liabilities, noncurrent	354,508	271,849
Total operating lease liabilities	381,291	293,176
Finance lease liabilities, current	$ 30,791	$ 54,287
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance lease liabilities, noncurrent	$ 110,729	$ 132,106
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Total finance lease liabilities	$ 141,520	$ 186,393